Fair Value Measurements (Tables)	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
	Fair Value Measured as of March 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust Account	$375,017,221	$—	$—	$375,017,221
Liabilities:
Derivative warrant liabilities Public Warrants	$23,394,190	$—	$—	$23,394,190
Derivative warrant liabilities Private Warrants	$—	$—	$12,730,000	$12,730,000
Total fair value	$398,411,411	$—	$12,730,000	$411,141,411
	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust Account	$375,007,974	$—	$—	$375,007,974
Liabilities:
Derivative warrant liabilities Public Warrants	$18,683,920	$—	$—	$18,683,920
Derivative warrant liabilities Private Warrants		$—	$9,816,670	$9,816,670
Total fair value	$393,691,894	$—	$9,816,670	$403,508,564

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative warrant liabilities – Public Warrants (Restated)	$ 18,683,920	$ —	$ —	$18,683,920
Derivative warrant liabilities – Private Warrants (Restated)	$ —	$ —	$9,816,670	$9,816,670
Total fair value	$ 18,683,920	$ —	$ 9,816,670	$ 28,500,590

Fair Value, Concentration of Risk [Table Text Block]
	As of March 31, 2021	As of December 31, 2021
Exercise price	$11.50	$11.50
Stock Price	$9.92	$10.07
Option term (in years)	5.34	6.44
Volatility	29.10%	21.00%
Risk-free interest rate	1.00%	0.57%

	As of October 09, 2020	As of December 31, 2020
Exercise price	11.50	11.50
Stock Price	9.60	10.07
Option term (in years)	6.67	6.44
Volatility	19.8%	21.0%
Risk-free interest rate	0.52%	0.57%

Schedule of Derivative Liabilities at Fair Value [Table Text Block]
Warrant liabilities at January 1, 2021	$9,816,670
Change in fair value of derivative warrant liabilities	2,913,330
Derivative warrant liabilities at March 31, 2021	$12,730,00

Level 3 – Derivatrive warrant liabilities at July 29, 2020 (inception)	$—
Level 3 – Derivatrive warrant liabilities at September 30, 2020	—
Issuance of Public and Private Warrants	23,041,670
Transfer to Level 1 measurement – Public Warrants	(18,683,920)
Change in fair value of derivative warrant liabilities	5,458,920
Level 3 – Derivative warrant liabilities at December 31, 2020	$9,816,670